Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Equity Income Series
March 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.02%
Communication Services — 8.96%
AT&T	108,242	$3,276,485
Comcast Class A	69,174	3,743,005
Verizon Communications	54,720	3,181,968
Walt Disney †	2,957	545,626
		10,747,084
Consumer Discretionary — 7.59%
Dollar Tree †	30,300	3,468,138
Lowe's	21,326	4,055,779
TJX	23,923	1,582,506
		9,106,423
Consumer Staples — 9.42%
Altria Group	23,512	1,202,874
Archer-Daniels-Midland	36,177	2,062,089
Conagra Brands	24,625	925,900
Mondelez International Class A	57,656	3,374,605
Philip Morris International	42,047	3,731,251
		11,296,719
Energy — 5.87%
ConocoPhillips	66,726	3,534,477
Exxon Mobil	62,787	3,505,398
		7,039,875
Financials — 14.05%
Allstate	16,520	1,898,148
American International Group	87,378	4,037,737
Discover Financial Services	23,619	2,243,569
First American Financial	56,369	3,193,304
MetLife	30,433	1,850,022
OneMain Holdings	11,474	616,383
Truist Financial	51,778	3,019,693
		16,858,856
Healthcare — 17.46%
AbbVie	16,302	1,764,203
Bristol-Myers Squibb	32,563	2,055,702
Cardinal Health	31,700	1,925,775
Cigna	8,600	2,078,964
CVS Health	48,019	3,612,469
Johnson & Johnson	22,705	3,731,567
Merck & Co.	40,927	3,155,063
Viatris †	188,192	2,629,042
		20,952,785
Industrials — 12.85%
Caterpillar	19,479	4,516,596
	Number of shares	Value (US $)
Common Stock (continued)
Industrials (continued)
Honeywell International	16,884	$3,665,010
Northrop Grumman	11,152	3,609,233
Raytheon Technologies	46,977	3,629,913
		15,420,752
Information Technology — 15.52%
Broadcom	7,954	3,687,952
Cisco Systems	77,320	3,998,217
Cognizant Technology Solutions Class A	43,720	3,415,406
Motorola Solutions	20,327	3,822,492
Oracle	52,722	3,699,503
		18,623,570
Materials — 2.97%
DuPont de Nemours	46,041	3,558,049
		3,558,049
Real Estate — 2.76%
Equity Commonwealth	11,636	323,481
Equity Residential	41,691	2,986,326
		3,309,807
Utilities — 1.57%
Edison International	32,243	1,889,440
		1,889,440
Total Common Stock (cost $100,935,063)		118,803,360

Short-Term Investments — 0.87%
Money Market Mutual Funds — 0.87%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	259,748	259,748
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	259,748	259,748
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	259,748	259,748

NQ-FL1 [3/21] 5/21 (1643145)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Equity Income Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	259,749	$259,749
Total Short-Term Investments (cost $1,038,993)		1,038,993

Total Value of Securities—99.89% (cost $101,974,056)		119,842,353
Receivables and Other Assets Net of Liabilities—0.11%		129,776
Net Assets Applicable to 6,836,011 Shares Outstanding—100.00%		$119,972,129
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

2    NQ-FL1 [3/21] 5/21 (1643145)